Supplemental Financial Information (Parent - Statement of Operations Contractual Interest) (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Contractual Interest Expense On Prepetition Liabilities Not Recognized In Statement Of Operations	$ 141.5
Parent [Member]
Contractual Interest Expense On Prepetition Liabilities Not Recognized In Statement Of Operations	$ 52.4